Document and Entity Information	May 26, 2017
Prospectus:
Document Type	497
Document Period End Date	May 26, 2017
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	May 26, 2017
Document Effective Date	May 26, 2017
Prospectus Date	Jan. 01, 2017
Mid Cap Growth Fund | Mid Cap Growth Fund
Prospectus:
Trading Symbol	VAMGX